Label	Element	Value
BNY Mellon Short Duration Corporate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

November 2, 2020

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

BNY MELLON ETF TRUST

BNY Mellon Short Duration Corporate Bond ETF

Supplement to the Current Summary Prospectuses and Prospectus

Each of the BNY Mellon Core Bond ETF, BNY Mellon Short Duration Corporate Bond ETF and BNY Mellon High Yield Beta ETF (each, a “fund” and together, the “funds”) has adopted a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in the type of investments suggested by the fund’s name as well as synthetic instruments, such as derivatives, that have economic characteristics similar to such investments (the “80% test”).  Effective January 4, 2021 (the “effective date”), synthetic instruments will not be included for purposes of each fund’s 80% test.  This revision to the 80% test is not expected to change how each fund is managed.

In connection with the change in the 80% test, as of the effective date, the current Summary Prospectuses and Prospectus will be updated as follows:

Risk/Return [Heading]	rr_RiskReturnHeading	BNY Mellon Short Duration Corporate Bond ETF
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

BNY Mellon Short Duration Corporate Bond ETF

The first paragraph of the fund’s “Principal Investment Strategy” section in the Prospectus and Summary Prospectus is replaced with the following:

To pursue its goal, the fund normally invests substantially all, but at least 80%, of its assets in bonds comprising the Bloomberg Barclays US Corporate 1-5 Years Total Return Index.